Derivatives and hedge accounting - Maturity derivatives designated in cash flow hedging (Details) - Derivatives - Cash flow hedges - Net payer and receiver swap number in Millions	Dec. 31, 2023	Dec. 31, 2022
– Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(49,300)	(50,300)
– Interest rate swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(214)	(562)
– Interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value	184	(935)
– Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(8,557)	(6,730)
– Interest rate swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(18,551)	(12,464)
– Interest rate swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(6,636)	(8,926)
– Interest rate swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(7,246)	(8,115)
– Interest rate swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(4,896)	(3,620)
– Interest rate swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(3,384)	(8,947)
– Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(362)
– Cross currency swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal value
– Cross currency swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value	249
– Cross currency swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value	1,029
– Cross currency swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(932)
– Cross currency swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	503
– Cross currency swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(683)
– Cross currency swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	167
– Cross currency swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(693)
– Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(2,736)	(5,323)
– Cross currency interest rate swaps | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal value
– Cross currency interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value		(834)
– Cross currency interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value		(1,535)
– Cross currency interest rate swaps | 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(24)	(721)
– Cross currency interest rate swaps | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(1,232)	(2,140)
– Cross currency interest rate swaps | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(1,479)	(52)
– Cross currency interest rate swaps | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value		7
– Cross currency interest rate swaps | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value		(48)